Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 12,258,783	$ 4,636,838	$ 999,797
Procurement expense	(8,859,932)	(3,809,732)	(1,169,583)
Fulfilment expense	(10,267,444)	(1,907,621)	(170,617)
General and administrative expense	(32,129,489)	(7,084,795)	(1,622,541)
Marketing and investor relations expense	(11,276,537)	(3,243,210)	(64,445)
Research and development expense	(1,974,530)	(477,750)	(125,680)
Pre-production expense	(3,214,797)
Operating loss	(55,463,946)	(11,886,270)	(2,153,069)
Finance expense	(3,024,451)	(1,842,853)	(173,268)
Other expense	(514,638)	(129,677)	(15,207)
Change in fair value of derivative liabilities	7,922,647
Impairment of goodwill	(3,479,535)
Net loss	(54,559,923)	(13,858,800)	(2,341,544)
Foreign currency translation (loss) income	(19,376)	6,660
Total comprehensive loss	$ (54,579,299)	$ (13,852,140)	$ (2,341,544)
Loss per share - basic and diluted	$ (0.53)	$ (0.21)	$ (0.06)
Weighted average number of shares outstanding - basic and diluted	103,401,995	66,388,474	36,330,356